Annual Total Returns- Federated Hermes SDG Engagement High Yield Credit Fund (Class IS and R6 shares) [BarChart]	Class IS and R6 shares Federated Hermes SDG Engagement High Yield Credit Fund IS 2020
Total	7.13%